Property, Plant and Equipment	12 Months Ended
Feb. 28, 2013
Property, Plant and Equipment [Text Block]
3.	Property, Plant and Equipment

		2013
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$15,572,642	$8,210,156	$7,362,486
Buildings	1,931,944	1,201,991	729,953
Automotive equipment	274,899	35,765	239,134
Land	433,613	-	433,613
Land improvements	1,861	1,226	635
Leasehold improvements	594,730	182,224	412,506
Furniture and fixtures	602,617	554,837	47,780
Computer hardware and software	2,259,805	1,961,269	298,536
	$21,672,111	$12,147,468	$9,524,643

		2012
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$14,851,617	$7,689,018	$7,162,599
Buildings	1,931,944	1,163,572	768,372
Automotive equipment	9,567	8,934	633
Land	433,613	-	433,613
Land improvements	1,861	1,171	690
Leasehold improvements	229,482	170,409	59,073
Furniture and fixtures	603,049	544,013	59,036
Computer hardware and software	2,604,200	2,266,249	337,951
	$20,665,333	$11,843,366	$8,821,967

Property, plant and equipment includes equipment acquired under capital leases with an initial cost of $2,687,820 (2012 - $2,687,820). Accumulated amortization of assets acquired under capital leases is $902,312 (2012 - $767,919). No impairment of property, plant and equipment was recognized in the year ended February 28, 2013 (2012 - nil).